Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 110,535	¥ 100,559
Notes and accounts receivable:
Trade notes	73,236	71,713
Trade accounts	404,775	321,451
Less: Allowance for doubtful notes and accounts receivable	(2,504)	(2,404)
Short-term finance receivables-net	130,694	108,160
Inventories	231,488	202,070
Other current assets	66,451	64,463
Total current assets	1,014,675	866,012
Investments and long-term finance receivables:
Investments in and loan receivables from affiliated companies	19,276	17,971
Other investments	126,679	101,705
Long-term finance receivables-net	249,135	204,272
Total investments and long-term finance receivables	395,090	323,948
Property, plant, and equipment:
Land	90,870	89,529
Buildings	237,639	226,598
Machinery and equipment	386,052	361,433
Construction in progress	16,291	8,079
Total	730,852	685,639
Accumulated depreciation	(475,326)	(460,572)
Net property, plant, and equipment	255,526	225,067
Other assets:
Goodwill and intangible assets-net	28,902	26,904
Long-term trade accounts receivable	32,009	31,409
Other	18,122	15,204
Less: Allowance for doubtful non-current receivables	(654)	(875)
Total other assets	78,379	72,642
Total	1,743,670	1,487,669
Current liabilities:
Short-term borrowings	118,860	69,623
Trade notes payable	20,926	16,905
Trade accounts payable	222,101	199,072
Advances received from customers	10,142	6,983
Notes and accounts payable for capital expenditures	16,779	13,817
Accrued payroll costs	32,840	30,830
Accrued expenses	38,037	33,617
Income taxes payable	17,385	16,449
Other current liabilities	49,489	41,477
Current portion of long-term debt	68,297	107,210
Total current liabilities	594,856	535,983
Long-term liabilities:
Long-term debt	273,360	184,402
Accrued retirement and pension costs	28,752	41,882
Other long-term liabilities	36,094	18,188
Total long-term liabilities	338,206	244,472
Commitments and contingencies
Equity:
Common stock, authorized 1,874,700,000 shares in 2013 and 2012 issued 1,256,419,180 shares in 2013 and 1,285,919,180 shares in 2012	84,070	84,070
Capital surplus	88,866	88,834
Legal reserve	19,539	19,539
Retained earnings	595,145	560,710
Accumulated other comprehensive loss	(28,889)	(80,542)
Treasury stock (502,202 shares and 29,935,508 shares in 2013 and 2012, respectively), at cost	(216)	(19,328)
Total Kubota Corporation shareholders' equity	758,515	653,283
Noncontrolling interests	52,093	53,931
Total equity	810,608	707,214
Total	¥ 1,743,670	¥ 1,487,669